                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cincinnati Financial Corporation
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth W. Stecher
Title:   Chief Financial Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher              Fairfield, Ohio   November 9, 2007
---------------------------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

No.   File No.   Name
---   --------   ----
01    28-10753   The Cincinnati Insurance Company
02    28-10754   The Cincinnati Life Insurance Company
03    28-10755   The Cincinnati Casualty Company
04    28-10756   The Cincinnati Indemnity Company


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

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           34

Form 13F Information Table Value Total     2,268,853
                                          (thousands)

List of Other Included Managers: None


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
                                   COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5
            ISSUER             TITLE OF CLASS      CUSIP     FMV (000)   SHARES/PRINCIPAL   SH/PRN
            ------             ---------------   ---------   ---------   ----------------   ------
AGL RESOURCES                  COMMON            001204106      14,826            374,200     SH
ARTHUR J GALLAGHER             COMMON            363576109         579             20,000     SH
BB & T CORP                    COMMON            054937107       9,088            225,000     SH
CHEVRON CORPORATION            COMMON            166764100      31,069            332,000     SH
CONOCOPHILLIPS                 COMMON            20825C104       8,777            100,000     SH
DUKE ENERGY CORP               COMMON            26441C105      23,475          1,256,000     SH
EQUITY RESIDENTIAL             CONVERTIBLE DEB   26884AAV5       1,828          1,850,000     PRN
EXXON MOBIL CORPORATION        COMMON            30231G102     102,562          1,108,060     SH
FIFTH THIRD BANCORP            COMMON            316773100     920,981         27,183,604     SH
FIRST FINANCIAL BANCORP        COMMON            320209109      13,685          1,070,818     SH
FORTUNE BRANDS INC             COMMON            349631101      53,196            652,792     SH
GENERAL ELECTRIC CO            COMMON            369604103      49,680          1,200,000     SH
GENUINE PARTS CO               COMMON            372460105      38,650            773,000     SH
HUNTINGTON BANCSHARES INC      COMMON            446150104      80,681          4,751,508     SH
JOHNSON & JOHNSON              COMMON            478160104      85,404          1,299,915     SH
LINCOLN NATIONAL CORP          COMMON            534187109       7,742            117,361     SH
LINEAR TECHNOLOGY CORP         COMMON            535678106      32,163            919,200     SH
MEDTRONIC INC                  CONVERTIBLE DEB   585055AM8       2,647          2,350,000     PRN
MEDTRONIC INC                  COMMON            585055106      38,909            689,750     SH
MICROCHIP TECHNOLOGY INC       COMMON            595017104      31,301            861,800     SH
MICROSOFT CORP                 COMMON            594918104      23,126            785,000     SH
NATIONAL CITY CORPORATION      COMMON            635405103      22,581            900,000     SH
PEOPLES COMMUNITY BANCORP      COMMON            71086E107       1,700            100,000     SH
PEPSICO INC                    COMMON            713448108       9,121            124,500     SH
PFIZER INC                     COMMON            717081103      56,226          2,301,500     SH
PIEDMONT NATURAL GAS           COMMON            720186105      65,947          2,628,400     SH
PNC FINANCIAL SERVICES GROUP   COMMON            693475105     180,533          2,651,000     SH
PROCTER & GAMBLE CORPORATION   COMMON            742718109      88,427          1,257,140     SH
SPECTRA ENERGY CORP            COMMON            847560109       1,909             78,000     SH
SYSCO CORP                     COMMON            871829107      16,656            468,000     SH
U S BANCORP                    COMMON            902973304     139,499          4,288,326     SH
WACHOVIA CORP                  COMMON            929903102      60,666          1,209,700     SH
WELLS FARGO & CO               COMMON            949746101      37,401          1,050,000     SH
WYETH                          COMMON            983024100      17,820            400,000     SH
                                                             2,268,853


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

                                  COLUMN 6      COLUMN 7    COLUMN 8
            ISSUER             INVESTMENT DIS   OTH MGRS      SOLE      SHARED   NONE
            ------             --------------   --------   ----------   ------   ----
AGL RESOURCES                  SOLE                           374,200     --      --
ARTHUR J GALLAGHER             SOLE                            20,000     --      --
BB & T CORP                    SOLE                           225,000     --      --
CHEVRON CORPORATION            SOLE                           332,000     --      --
CONOCOPHILLIPS                 SOLE                           100,000     --      --
DUKE ENERGY CORP               SOLE                         1,256,000     --      --
EQUITY RESIDENTIAL             SOLE                                --     --      --
EXXON MOBIL CORPORATION        SOLE                         1,108,060     --      --
FIFTH THIRD BANCORP            SOLE                        27,183,604     --      --
FIRST FINANCIAL BANCORP        SOLE                         1,070,818     --      --
FORTUNE BRANDS INC             SOLE                           652,792     --      --
GENERAL ELECTRIC CO            SOLE                         1,200,000     --      --
GENUINE PARTS CO               SOLE                           773,000     --      --
HUNTINGTON BANCSHARES INC      SOLE                         4,751,508     --      --
JOHNSON & JOHNSON              SOLE                         1,299,915     --      --
LINCOLN NATIONAL CORP          SOLE                           117,361     --      --
LINEAR TECHNOLOGY CORP         SOLE                           919,200     --      --
MEDTRONIC INC                  SOLE                                --     --      --
MEDTRONIC INC                  SOLE                           689,750     --      --
MICROCHIP TECHNOLOGY INC       SOLE                           861,800     --      --
MICROSOFT CORP                 SOLE                           785,000     --      --
NATIONAL CITY CORPORATION      SOLE                           900,000     --      --
PEOPLES COMMUNITY BANCORP      SOLE                           100,000     --      --
PEPSICO INC                    SOLE                           124,500     --      --
PFIZER INC                     SOLE                         2,301,500     --      --
PIEDMONT NATURAL GAS           SOLE                         2,628,400     --      --
PNC FINANCIAL SERVICES GROUP   SOLE                         2,651,000     --      --
PROCTER & GAMBLE CORPORATION   SOLE                         1,257,140     --      --
SPECTRA ENERGY CORP            SOLE                            78,000     --      --
SYSCO CORP                     SOLE                           468,000     --      --
U S BANCORP                    SOLE                         4,288,326     --      --
WACHOVIA CORP                  SOLE                         1,209,700     --      --
WELLS FARGO & CO               SOLE                         1,050,000     --      --
WYETH                          SOLE                           400,000     --      --


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